Employment benefit plan - Defined Benefit Plan (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Unfunded liability
Current	₨ 13,687	₨ 7,227
Non-current	65,487	55,207
Unfunded liability recognized in statement of financial position	79,174	62,434
Present value of obligation
Present value of obligation and assets
Beginning of the year	70,951	53,403
Interest cost	22,589
Current service cost	4,715	3,484
Past service cost	8,683
Actuarial loss on obligation - economic assumptions	(1,792)	6,591
Actuarial loss on obligation - demographic assumptions	6,139	2,054
Employer contributions	14,633	11,824
Benefits paid	(10,210)	(6,405)
End of the year	115,708	70,951
Fair value of plan assets
Present value of obligation and assets
Beginning of the year	8,517	8,166
Acquired through business combination	27,578
Employer contributions	1,612	387
Benefits paid	(2,014)	(399)
Earnings on assets	1,442	591
Actuarial loss on plan assets	(601)	(228)
End of the year	₨ 36,534	₨ 8,517